CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Cash flows from operating activities
Net (loss) income	$ 78,917	477,727	89,177	(83,156)
Adjustments to reconcile net (loss) income to net cash provided by operating activities
Depreciation of property and equipment	7,427	44,963	29,074	12,888
Amortization of acquired intangible assets	777	4,707	3,369	1,211
Allowance for doubtful accounts	5,284	31,987	6,884
(Gain) loss on disposal of property and equipment		1	7	(25)
Impairment of equity investments	148	899
Impairment of cost investments			453	1,898
Impairment of intangible assets			550
Share-based compensation	19,343	117,096	100,351	135,001
Share of (loss) income in equity method investments	(309)	(1,869)	(157)	1,358
Gain on disposal of an equity investment			(651)
Gain on disposal of a cost investment			(2,351)
Deferred income taxes, net	(5,850)	(35,414)	(19,316)	(11,173)
Foreign exchange losses (gains), net	(4,882)	(29,555)	4,153	(14,143)
Changes in operating assets and liabilities, net
Accounts receivable	(2,391)	(14,472)	(77,478)	(21,275)
Prepayments and other current and non-current assets	(7,702)	(46,624)	(11,968)	(4,710)
Amounts due from related parties			(73)
Amounts due to related parties	6	36	1,734	(344)
Accounts payable	4,351	26,342	7,214	11,196
Deferred revenue	22,622	136,945	125,541	23,369
Advances from customers	1,988	12,034	5,062	1,712
Income tax payable	4,973	30,106	31,129	12,516
Accrued liabilities and other current liabilities	22,509	136,264	64,148	33,494
Net cash provided by operating activities	147,211	891,173	356,852	99,817
Cash flows from investing activities
Placements of short-term deposits	(252,588)	(1,529,090)	(1,040,302)	(872,372)
Maturities of short-term deposits	164,527	995,996	615,259	399,717
Purchase of property and equipment	(9,185)	(55,606)	(60,881)	(46,956)
Purchase of intangible assets	(2,417)	(14,631)	(1,920)	(274)
Cash paid for equity investments	(1,817)	(11,000)	(1,000)	(4,500)
Cash paid for cost investments	(7,782)	(47,110)		(1,000)
Cash received from disposal of a cost investment	495	3,000	1,000
Cash received from disposal of an equity investment			2,000
Consideration paid in connection with business acquisition			(11,722)
Loan to a related party			(1,200)	(500)
Loan to a third party				(300)
Repayment of loan from related parties	165	1,000	2,500
Loans to employees	(623)	(3,770)	(2,930)	(2,770)
Repayment of loans from employees	258	1,560	660	197
Proceeds from disposal of property and equipment	8	48	32	401
Net cash used in investing activities	(108,959)	(659,603)	(498,504)	(528,357)
Cash flows from financing activities
Proceeds from issuance of common shares, net of issuance costs				488,969
Proceeds from exercise of vested share options	19	115
Proceeds from initial public offering (net of underwriters' commissions of US$ 6,593)			550,555
Payments of listing expenses	(958)	(5,802)	(27,815)
Repurchase of share options				(11,087)
Net cash provided by (used in) financing activities	(939)	(5,687)	522,740	477,882
Net increase in cash and cash equivalents	37,313	225,883	381,088	49,342
Cash and cash equivalents at the beginning of the year	83,371	504,702	128,891	83,683
Effect of exchange rate changes on cash and cash equivalents	(163)	(987)	(5,277)	(4,134)
Cash and cash equivalents at the end of the year	120,521	729,598	504,702	128,891
Supplemental disclosure of cash flows information:
-Acquisition of property and equipment in form of accounts payable	1,264	7,653	5,911	1,090
-Income taxes paid	$ (15,736)	(95,259)	(17,228)